Income Taxes, Expense Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense reconciliation
Statutory federal income tax expense		$ 141,270	$ (20,547)	$ 90,180
State income taxes, net of federal benefit	[1]	8,328	12,217	5,246
Effect of noncontrolling interests		2,578	(5,777)	(2,230)
Gains (losses) on investments and sale of assets	[2]			20,509
Other differences, net		4,158	2,325	(571)
Total income tax expense (benefit)		$ 156,334	$ (11,782)	$ 113,134

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance. During the third quarter of 2014 U.S. Cellular recorded a $6.4 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets.
[2]	Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction. See Note 6 — Acquisitions, Divestitures and Exchanges and Note 8 — Investments in Unconsolidated Entities for additional information.